Goodwill (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill, Impaired [Abstract]
Schedule of Goodwill
	As of June 30, 2025	As of December 31, 2024
	In thousands of USD
Bondly HK	$4,454	$4,454
Total	$4,454	$4,454

	As of June 30, 2025	As of December 31, 2024
	In thousands of USD
Balance as of December 31,	$4,454	$-
Acquisitions (Note 15)	-	4,454
Goodwill, net	$4,454	$4,454